Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforwards	$ 2,475,532	$ 2,704,532
Deferred tax assets not recognized	(2,475,532)	(2,704,532)
Net deferred tax asset